CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated ESOP Shares [Member]	Unallocated RSP Shares [Member]	Deferred Compensation Obligation [Member]	Common Stock for Deferred Compensation [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 171,847	$ 10,379,826	$ (190,398)	$ (387,826)	$ (96,374)	$ 187,121	$ (187,121)	$ 5,727,021	$ 663,073	$ 16,267,169
Net income (loss)	0	0	0	0	0	0	0	(225,000)	0	(225,000)
Amortization of ESOP shares	0	(38,154)	0	77,565	0	0	0	0	0	39,411
Change in unrealized gain (loss) on securities available for sale, net of tax	0	0	0	0	0	0	0	0	14,797	14,797
Deferred compensation plan	0	0	0	0	0	52,772	0	0	0	52,772
Common stock acquired for deferred compensation plan	0	0	0	0	0	0	(52,772)	0	0	(52,772)
Allocation of RSP shares	0	9,181	0	0	3,333	0	0	0	0	12,514
Tax expense of stock benefit plans	0	(2,801)	0	0	0	0	0	0	0	(2,801)
Adjustment to minimum pension liability, net of tax	0	0	0	0	0	0	0	0	9,517	9,517
Balance at Sep. 30, 2010	171,847	10,348,052	(190,398)	(310,261)	(93,041)	239,893	(239,893)	5,502,021	687,387	16,115,607
Net income (loss)	0	0	0	0	0	0	0	439,557	0	439,557
Amortization of ESOP shares	0	(36,171)	0	77,565	0	0	0	0	0	41,394
Change in unrealized gain (loss) on securities available for sale, net of tax	0	0	0	0	0	0	0	0	(2,290)	(2,290)
Deferred compensation plan	0	0	0	0	0	44,867	0	0	0	44,867
Common stock acquired for deferred compensation plan	0	0	0	0	0	0	(44,867)	0	0	(44,867)
Allocation of RSP shares	0	5,520	0	0	5,761	0	0	0	0	11,281
Tax expense of stock benefit plans	0	(3,645)	0	0	0	0	0	0	0	(3,645)
Adjustment to minimum pension liability, net of tax	0	0	0	0	0	0	0	0	27,873	27,873
Balance at Sep. 30, 2011	$ 171,847	$ 10,313,756	$ (190,398)	$ (232,696)	$ (87,280)	$ 284,760	$ (284,760)	$ 5,941,578	$ 712,970	$ 16,629,777